11. SHAREHOLDERS' EQUITY: Schedule of warrants outstanding and exercisable (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of warrants outstanding and exercisable
Exercise Price	Expiry date	Warrants Outstanding
$0.20	June 26, 2022	2,182,659
$0.20	August 3, 2022	1,326,667
$0.20	November 27, 2022	4,872,000
		8,381,326